UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526

Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA		02108

	(Address of principal executive offices)	(Zip code)
3435 Stelzer Road, Columbus, OH		43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (78.2%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (9.9%)
Advance Auto Parts, Inc.	2,500	337,300
Autoliv, Inc.	30,000	3,197,400
Comcast Corp., Class A	100,000	5,368,000
DIRECTV (a)	35,000	2,975,350
Johnson Controls, Inc.	25,000	1,248,250
McDonald’s Corp.	25,000	2,518,500
NIKE, Inc., Class B	80,000	6,204,000
Nordstrom, Inc.	40,000	2,717,200
Omnicom Group, Inc.	70,000	4,985,400
Ross Stores, Inc.	60,000	3,967,800
Wal-Mart Stores, Inc.	20,000	1,501,400

		35,020,600

Consumer Staples (7.3%)
Church & Dwight Co., Inc.	30,000	2,098,500
Colgate-Palmolive Co.	30,000	2,045,400
Costco Wholesale Corp.	35,000	4,030,600
Diageo PLC, Sponsored ADR	30,000	3,818,100
McCormick & Co., Inc.	25,000	1,789,750
Nestle SA, Sponsored ADR	50,000	3,883,500
PepsiCo, Inc.	40,000	3,573,600
Procter & Gamble Co.	35,000	2,750,650
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	700,000
SYSCO Corp.	35,000	1,310,750

		26,000,850

Energy (7.7%)
Apache Corp.	7,500	754,650
Chevron Corp.	50,000	6,527,500
ConocoPhillips	45,000	3,857,850
Exxon Mobil Corp.	105,000	10,571,400
Schlumberger Ltd.	47,500	5,602,625

		27,314,025

Financials (12.3%)
American Express Co.	30,000	2,846,100
BB&T Corp.	45,000	1,774,350
Chubb Corp.	70,000	6,451,900
Cincinnati Financial Corp.	125,000	6,005,000
Comerica, Inc.	60,000	3,009,600
Commerce Bancshares, Inc.	26,250	1,220,625
JPMorgan Chase & Co.	100,000	5,762,000
M&T Bank Corp.	10,000	1,240,500
Northern Trust Corp.	22,500	1,444,725
PNC Financial Services Group, Inc.	40,000	3,562,000
State Street Corp.	25,000	1,681,500
T. Rowe Price Group, Inc.	75,000	6,330,750
US Bancorp	55,000	2,382,600

		43,711,650

Health Care (9.4%)
Becton, Dickinson & Co.	50,000	5,915,000
C.R. Bard, Inc.	35,000	5,005,350
DENTSPLY International, Inc.	55,000	2,604,250
Edwards Lifesciences Corp. (a)	25,000	2,146,000
Express Scripts Holding Co. (a)	30,000	2,079,900
Johnson & Johnson, Inc.	25,000	2,615,500
Medtronic, Inc.	20,000	1,275,200
Mettler-Toledo International, Inc. (a)	7,500	1,898,850
Roche Holding AG, Sponsored ADR	120,000	4,476,000
Saint Jude Medical, Inc.	20,000	1,385,000
Stryker Corp.	20,000	1,686,400

See Notes to Schedules of Portfolio Investments

COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Health Care, continued
Varian Medical Systems, Inc. (a)	25,000	2,078,500

		33,165,950

Industrials (15.6%)
3M Co.	35,000	5,013,400
Deere & Co.	15,000	1,358,250
Donaldson Co., Inc.	125,000	5,290,000
Emerson Electric Co.	75,000	4,977,000
Hubbell, Inc., Class B	42,500	5,233,875
Illinois Tool Works, Inc.	75,000	6,567,000
Precision Castparts Corp.	30,000	7,571,999
Rockwell Collins, Inc.	70,000	5,469,800
Union Pacific Corp.	20,000	1,995,000
United Parcel Service, Inc., Class B	50,000	5,133,000
W.W. Grainger, Inc.	25,000	6,356,750

		54,966,074

Information Technology (12.2%)
Accenture PLC, Class A	70,000	5,658,800
Apple, Inc.	70,000	6,505,100
Automatic Data Processing, Inc.	70,000	5,549,600
EMC Corp.	150,000	3,951,000
Google, Inc., Class A (a)	2,000	1,169,340
Google, Inc., Class C (a)	2,000	1,150,560
Intel Corp.	25,000	772,500
International Business Machines Corp.	25,000	4,531,750
Microsoft Corp.	140,000	5,838,000
Oracle Corp.	125,000	5,066,250
QUALCOMM, Inc.	40,000	3,168,000

		43,360,900

Materials (3.8%)
Air Products & Chemicals, Inc.	25,000	3,215,500
AptarGroup, Inc.	30,000	2,010,300
Ecolab, Inc.	25,000	2,783,500
Sigma-Aldrich Corp.	55,000	5,581,400

		13,590,700

TOTAL COMMON STOCKS (Cost $142,810,056)		277,130,749

CORPORATE BONDS (3.1%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	551,698

Financials (2.4%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	228,729
American Express Co., 2.65%, 12/2/22	1,926,000	1,881,650
American Express Co., 7.00%, 3/19/18	1,500,000	1,785,218
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,136,634
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,564,286
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	674,227
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,560,045

		8,830,789

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	330,770

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	862,609

See Notes to Schedules of Portfolio Investments

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	546,553

TOTAL CORPORATE BONDS (Cost $10,001,510)		11,122,419

MUNICIPAL BONDS (1.9%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 100	1,000,000	1,129,140

Illinois (0.5%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 8/4/14 @ 100	600,000	601,548
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	543,835
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	259,648

		1,405,031

Massachusetts (0.5%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	516,299
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,755,749

		2,272,048

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	536,025

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	286,778

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	227,622
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	871,208

		1,098,830

TOTAL MUNICIPAL BONDS (Cost $6,344,073)		6,727,852

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (12.0%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,061,292
3.39%, 2/1/28	2,000,000	1,984,276

		14,045,568

Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,237,184

Government National Mortgage Association
4.00%, 9/15/40	618,005	661,390

U.S. Treasury Inflation Index Note
1.25%, 7/15/20	4,347,760	4,768,628

U.S. Treasury Note
2.38%, 6/30/18	7,500,000	7,819,043
2.75%, 2/15/24	12,500,000	12,785,150

		20,604,193

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,155,626)		42,316,963

INVESTMENT COMPANIES (5.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	19,680,178	19,680,178

TOTAL INVESTMENT COMPANIES (Cost $19,680,178)		19,680,178

Total Investments (Cost $219,991,443)(c) — 100.8%		356,978,161
Liabilities in excess of other assets — (0.8)%		(2,891,392)

NET ASSETS — 100.0%		$354,086,769

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Equity Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.5%)
Advance Auto Parts, Inc.	5,000	674,600
Autoliv, Inc.	15,000	1,598,700
Comcast Corp., Class A	50,000	2,684,000
DIRECTV (a)	14,000	1,190,140
Johnson Controls, Inc.	10,000	499,300
McDonald’s Corp.	10,000	1,007,400
NIKE, Inc., Class B	16,000	1,240,800
Nordstrom, Inc.	17,500	1,188,775
Omnicom Group, Inc.	30,000	2,136,600
Ross Stores, Inc.	10,000	661,300
Wal-Mart Stores, Inc.	2,500	187,675

		13,069,290

Consumer Staples (10.4%)
Church & Dwight Co., Inc.	15,000	1,049,250
Colgate-Palmolive Co.	15,000	1,022,700
Costco Wholesale Corp.	15,000	1,727,400
Diageo PLC, Sponsored ADR	14,000	1,781,780
McCormick & Co., Inc.	7,000	501,130
Nestle SA, Sponsored ADR	16,000	1,242,720
PepsiCo, Inc.	12,500	1,116,750
Procter & Gamble Co.	10,000	785,900
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	700,000
SYSCO Corp.	25,000	936,250

		10,863,880

Energy (9.9%)
Apache Corp.	2,500	251,550
Chevron Corp.	16,000	2,088,800
ConocoPhillips	15,000	1,285,950
Exxon Mobil Corp.	40,000	4,027,200
Phillips 66	4,000	321,720
Schlumberger Ltd.	20,000	2,359,000

		10,334,220

Financials (16.3%)
American Express Co.	15,000	1,423,050
BB&T Corp.	20,000	788,600
Chubb Corp.	25,000	2,304,250
Cincinnati Financial Corp.	40,000	1,921,600
Comerica, Inc.	17,500	877,800
Commerce Bancshares, Inc.	7,875	366,188
JPMorgan Chase & Co.	35,000	2,016,700
M&T Bank Corp.	5,000	620,250
Northern Trust Corp.	7,500	481,575
PNC Financial Services Group, Inc.	17,500	1,558,375
State Street Corp.	15,000	1,008,900
T. Rowe Price Group, Inc.	30,000	2,532,300
US Bancorp	25,000	1,083,000

		16,982,588

Health Care (11.5%)
Becton, Dickinson & Co.	17,000	2,011,100
C.R. Bard, Inc.	12,500	1,787,625
DENTSPLY International, Inc.	25,000	1,183,750
Edwards Lifesciences Corp. (a)	5,000	429,200
Express Scripts Holding Co. (a)	16,000	1,109,280
Johnson & Johnson, Inc.	7,500	784,650
Medtronic, Inc.	10,000	637,600
Mettler-Toledo International, Inc. (a)	1,500	379,770
Roche Holding AG, Sponsored ADR	50,000	1,865,000
Saint Jude Medical, Inc.	5,000	346,250
Stryker Corp.	10,000	843,200

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Health Care, continued
Varian Medical Systems, Inc. (a)	7,500	623,550

		12,000,975

Industrials (18.8%)
3M Co.	7,500	1,074,300
Deere & Co.	5,000	452,750
Donaldson Co., Inc.	45,000	1,904,400
Emerson Electric Co.	32,500	2,156,700
Hubbell, Inc., Class B	10,000	1,231,500
Illinois Tool Works, Inc.	30,000	2,626,800
Precision Castparts Corp.	15,000	3,785,999
Rockwell Collins, Inc.	17,500	1,367,450
Union Pacific Corp.	9,000	897,750
United Parcel Service, Inc., Class B	12,500	1,283,250
W.W. Grainger, Inc.	11,500	2,924,105

		19,705,004

Information Technology (14.4%)
Accenture PLC, Class A	25,000	2,021,000
Apple, Inc.	25,000	2,323,250
Automatic Data Processing, Inc.	20,000	1,585,600
EMC Corp.	40,000	1,053,600
Google, Inc., Class A (a)	750	438,503
Google, Inc., Class C (a)	2,500	1,438,200
International Business Machines Corp.	6,000	1,087,620
Microsoft Corp.	50,000	2,085,000
Oracle Corp.	40,000	1,621,200
QUALCOMM, Inc.	17,500	1,386,000

		15,039,973

Materials (4.9%)
Air Products & Chemicals, Inc.	6,000	771,720
AptarGroup, Inc.	7,500	502,575
Ecolab, Inc.	14,000	1,558,760
Sigma-Aldrich Corp.	22,500	2,283,300

		5,116,355

TOTAL COMMON STOCKS (Cost $52,052,114)		103,112,285

INVESTMENT COMPANIES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,382,656	1,382,656

TOTAL INVESTMENT COMPANIES (Cost $1,382,656)		1,382,656

Total Investments (Cost $53,434,770)(c) — 100.0%		104,494,941
Liabilities in excess of other assets — 0.0%		(25,672)

NET ASSETS — 100.0%		$104,469,269

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Midcap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (98.6%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (16.7%)
Advance Auto Parts, Inc.	5,500	742,060
Autoliv, Inc.	6,855	730,606
Family Dollar Stores, Inc.	9,900	654,786
Hasbro, Inc.	11,650	618,033
LKQ Corp. (a)	12,500	333,625
Nordstrom, Inc.	10,275	697,981
Omnicom Group, Inc.	11,500	819,029
O’Reilly Automotive, Inc. (a)	5,000	752,999
Ross Stores, Inc.	11,900	786,947
Service Corp. International	29,800	617,456
Williams Sonoma, Inc.	5,450	391,201

		7,144,723

Consumer Staples (6.6%)
Brown-Forman Corp., Class B	8,000	753,360
Campbell Soup Co.	11,925	546,284
Church & Dwight Co., Inc.	13,925	974,054
McCormick & Co., Inc.	8,150	583,459

		2,857,157

Energy (7.3%)
Cabot Oil & Gas Corp.	9,000	307,260
Core Laboratories NV	2,725	455,238
Denbury Resources, Inc.	33,800	623,948
Dresser-Rand Group, Inc. (a)	5,175	329,803
Energen Corp.	5,000	444,400
FMC Technologies, Inc. (a)	9,800	598,486
Oceaneering International, Inc.	5,000	390,650

		3,149,785

Financials (16.1%)
Bank of Hawaii Corp.	4,550	267,040
BOK Financial Corp.	5,425	361,305
Cincinnati Financial Corp.	14,500	696,579
Comerica, Inc.	10,000	501,600
Commerce Bancshares, Inc.	7,935	368,978
Cullen/Frost Bankers, Inc.	6,450	512,259
East West Bancorp, Inc.	12,450	435,626
Eaton Vance Corp.	11,550	436,475
HCC Insurance Holdings	8,300	406,202
Jones Lang LaSalle, Inc.	4,025	508,720
M&T Bank Corp.	3,450	427,972
Northern Trust Corp.	11,000	706,310
EI Investments Co.	11,825	387,505
Signature Bank (a)	2,600	328,068
T. Rowe Price Group, Inc.	6,825	576,098

		6,920,737

Health Care (12.0%)
C.R. Bard, Inc.	5,500	786,554
DENTSPLY International, Inc.	11,900	563,465
Edwards Lifesciences Corp. (a)	5,100	437,784
Haemonetics Corp. (a)	6,850	241,668
Laboratory Corp. of America Holdings (a)	4,200	430,080
MEDNAX, Inc. (a)	5,550	322,733
Mettler-Toledo International, Inc. (a)	2,425	613,962
ResMed, Inc.	5,400	273,402
The Cooper Companies, Inc.	3,250	440,472
Varian Medical Systems, Inc. (a)	4,925	409,465
Waters Corp. (a)	5,950	621,418

		5,141,003

Industrials (16.1%)
AMETEK, Inc.	12,100	632,588

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
C.H. Robinson Worldwide, Inc.	3,200	204,128
CLARCOR, Inc.	6,000	371,100
Donaldson Co., Inc.	20,050	848,516
Expeditors International of Washington, Inc.	7,700	340,032
Hubbell, Inc., Class B	4,900	603,435
IDEX Corp.	6,350	512,699
Lincoln Electric Holdings, Inc.	8,425	588,739
Nordson Corp.	6,500	521,235
Rockwell Collins, Inc.	5,500	429,770
W.W. Grainger, Inc.	3,500	889,945
Wabtec Corp.	11,700	966,303

		6,908,490

Information Technology (13.1%)
Amphenol Corp., Class A	4,900	472,066
Check Point Software Technologies Ltd. (a)	10,700	717,221
Citrix Systems, Inc. (a)	8,950	559,823
F5 Networks, Inc. (a)	4,925	548,842
Factset Research Systems, Inc.	4,500	541,260
Fiserv, Inc. (a)	6,950	419,224
NetApp, Inc.	14,000	511,280
Paychex, Inc.	9,650	401,054
Syntel, Inc. (a)	6,025	517,909
Teradata Corp. (a)	11,025	443,205
TIBCO Software, Inc. (a)	24,825	500,720

		5,632,604

Materials (5.4%)
AptarGroup, Inc.	12,400	830,924
International Flavors & Fragrances, Inc.	6,000	625,680
Sigma-Aldrich Corp.	8,500	862,580

		2,319,184

Real Estate Investment Trusts (1.5%)
BioMed Realty Trust, Inc. REIT	16,700	364,561
Digital Realty Trust, Inc. REIT	4,800	279,936

		644,497

Utilities (3.8%)
AGL Resources, Inc.	7,250	398,968
Northeast Utilities	9,391	443,913
Questar Corp.	18,100	448,879
Wisconsin Energy Corp.	7,500	351,900

		1,643,660

TOTAL COMMON STOCKS (Cost $25,396,451)		42,361,840

INVESTMENT COMPANIES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	995,462	995,462

TOTAL INVESTMENT COMPANIES (Cost $995,462)		995,462

Total Investments (Cost $26,391,913)(c) — 100.9%		43,357,302
Liabilities in excess of other assets — (0.9)%		(369,968)

NET ASSETS — 100.0%		$42,987,334

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.9%)
Bright Horizons Family Solutions, Inc. (a)	725	31,132
Columbia Sportswear Co.	450	37,193
Dorman Products, Inc. (a)	1,025	50,553
DSW, Inc., Class A	1,725	48,196
Hibbett Sports, Inc. (a)	625	33,856
Life Time Fitness, Inc. (a)	650	31,681
Service Corp. International	3,175	65,786
Tenneco, Inc. (a)	800	52,560
Texas Roadhouse, Inc.	1,275	33,150
Tumi Holdings, Inc. (a)	2,100	42,273
Vitamin Shoppe, Inc. (a)	1,350	58,076
Williams Sonoma, Inc.	525	37,685
Wolverine World Wide, Inc.	2,425	63,196

		585,337

Consumer Staples (2.7%)
Darling International, Inc. (a)	1,700	35,530
United Natural Foods, Inc. (a)	600	39,060
Whitewave Food Co., Class A (a)	1,750	56,648

		131,238

Energy (6.6%)
CARBO Ceramics, Inc.	575	88,619
Denbury Resources, Inc.	4,000	73,840
Dresser-Rand Group, Inc. (a)	400	25,492
Forum Energy Technologies, Inc. (a)	1,900	69,217
Geospace Technologies Corp. (a)	550	30,294
RPC, Inc.	1,550	36,410

		323,872

Financials (20.2%)
Artisan Partners Asset Management, Inc.	625	35,425
Bank of Hawaii Corp.	975	57,223
BOK Financial Corp.	300	19,980
City National Corp.	325	24,622
Cohen & Steers, Inc.	1,000	43,380
Commerce Bancshares, Inc.	946	43,989
Coresite Realty Corp.	825	27,283
Cullen/Frost Bankers, Inc.	375	29,783
East West Bancorp, Inc.	2,150	75,228
Eaton Vance Corp.	1,425	53,851
Encore Capital Group, Inc. (a)	1,450	65,859
HCC Insurance Holdings	600	29,364
Jones Lang LaSalle, Inc.	775	97,952
LPL Financial Holdings, Inc.	575	28,601
MarketAxess Holdings, Inc.	1,050	56,763
SEI Investments Co.	1,625	53,251
Signature Bank (a)	550	69,398
SVB Financial Group (a)	600	69,971
Texas Capital Bancshares, Inc. (a)	575	31,021
UMB Financial Corp.	500	31,695
Virtus Investment Partners, Inc. (a)	225	47,644

		992,283

Health Care (11.1%)
Bio-Reference Labs, Inc. (a)	1,525	46,086
Bruker Corp. (a)	2,250	54,608
Centene Corp. (a)	500	37,805
Covance, Inc. (a)	550	47,069
Cyberonics, Inc. (a)	325	20,300
DENTSPLY International, Inc.	975	46,166
Haemonetics Corp. (a)	750	26,460
ICU Medical, Inc. (a)	575	34,965
MEDNAX, Inc. (a)	800	46,520

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Health Care, continued
Meridian Bioscience, Inc.	875	18,060
Techne Corp.	250	23,143
The Cooper Companies, Inc.	300	40,659
Thoratec Corp. (a)	1,200	41,832
West Pharmaceutical Services, Inc.	1,425	60,106

		543,779

Industrials (17.5%)
Chart Industries, Inc. (a)	375	31,028
CLARCOR, Inc.	925	57,211
Donaldson Co., Inc.	1,450	61,364
Franklin Electric Co., Inc.	975	39,322
Genesee & Wyoming, Inc., Class A (a)	550	57,750
Gentherm, Inc. (a)	700	31,115
Hub Group, Inc., Class A (a)	875	44,100
Hubbell, Inc., Class B	375	46,181
IDEX Corp.	525	42,389
Lincoln Electric Holdings, Inc.	675	47,168
Lindsay Manufacturing Co.	600	50,682
Middleby Corp. (a)	750	62,040
Nordson Corp.	625	50,119
Polypore International, Inc. (a)	1,000	47,730
UniFirst Corp.	350	37,100
Wabtec Corp.	1,150	94,978
Watts Water Technologies, Inc., Class A	999	61,668

		861,945

Information Technology (16.5%)
Blackbaud, Inc.	650	23,231
Coherent, Inc. (a)	350	23,160
CommVault Systems, Inc. (a)	725	35,648
F5 Networks, Inc. (a)	425	47,362
Factset Research Systems, Inc.	400	48,112
Fortinet, Inc. (a)	1,925	48,375
InterDigital, Inc.	850	40,630
IPG Photonics Corp. (a)	900	61,919
Mellanox Technologies Ltd. (a)	1,175	40,961
Plantronics, Inc.	950	45,647
Polycom, Inc. (a)	2,775	34,771
Power Integrations, Inc.	575	33,086
Riverbed Technology, Inc. (a)	1,850	38,166
Sapient Corp. (a)	2,850	46,313
SolarWinds, Inc. (a)	1,000	38,660
Syntel, Inc. (a)	525	45,129
TIBCO Software, Inc. (a)	2,075	41,853
Ubiquiti Networks, Inc. (a)	1,200	54,227
WEX, Inc. (a)	600	62,982

		810,232

Materials (6.6%)
AptarGroup, Inc.	1,125	75,386
Calgon Carbon Corp. (a)	2,825	63,082
Commercial Metals Co.	1,800	31,158
International Flavors & Fragrances, Inc.	750	78,210
Minerals Technologies, Inc.	1,175	77,057

		324,893

Real Estate Investment Trusts (1.8%)
BioMed Realty Trust, Inc. REIT	1,825	39,840
Digital Realty Trust, Inc. REIT	875	51,030

		90,870

Utilities (4.5%)
AGL Resources, Inc.	875	48,151
American States Water Co.	1,762	58,551

See Notes to Schedules of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
New Jersey Resources Corp.	700	40,012
Questar Corp.	2,975	73,781

		220,495

TOTAL COMMON STOCKS (Cost $3,705,127)		4,884,944

INVESTMENT COMPANIES (0.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	28,591	28,591

TOTAL INVESTMENT COMPANIES (Cost $28,591)		28,591

Total Investments (Cost $3,733,718)(c) — 100.0%		4,913,535
Liabilities in excess of other assets — 0.0%		(798)

NET ASSETS — 100.0%		$4,912,737

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.7%)
Bright Horizons Family Solutions, Inc. (a)	69,475	2,983,257
Columbia Sportswear Co.	64,000	5,289,600
Dorman Products, Inc. (a)	124,000	6,115,680
DSW, Inc., Class A	188,050	5,254,116
Hibbett Sports, Inc. (a)	83,000	4,496,110
Life Time Fitness, Inc. (a)	75,000	3,655,500
Service Corp. International	292,525	6,061,118
Tenneco, Inc. (a)	117,400	7,713,180
Texas Roadhouse, Inc.	96,225	2,501,850
Tumi Holdings, Inc. (a)	235,000	4,730,550
Vitamin Shoppe, Inc. (a)	112,925	4,858,034
Wolverine World Wide, Inc.	253,725	6,612,074

		60,271,069

Consumer Staples (2.6%)
Darling International, Inc. (a)	238,200	4,978,380
The Chefs’ Warehouse, Inc. (a)	109,175	2,158,390
United Natural Foods, Inc. (a)	92,625	6,029,887

		13,166,657

Energy (5.5%)
CARBO Ceramics, Inc.	71,000	10,942,520
Forum Energy Technologies, Inc. (a)	240,300	8,754,129
Geospace Technologies Corp. (a)	94,325	5,195,421
Natural Gas Services Group, Inc. (a)	98,750	3,264,675

		28,156,745

Financials (19.2%)
Bank of Hawaii Corp.	177,625	10,424,810
BBCN Bancorp, Inc.	271,000	4,322,450
City National Corp.	32,750	2,481,140
Cohen & Steers, Inc.	160,000	6,940,800
Coresite Realty Corp.	156,000	5,158,920
Dime Community Bancshares, Inc.	156,225	2,466,793
Eagle Bancorp, Inc. (a)	83,350	2,813,063
Encore Capital Group, Inc. (a)	193,525	8,789,905
First Financial Bankshares, Inc.	77,000	2,415,490
First NBC Bank Holding Co. (a)	100,500	3,367,755
HFF, Inc., Class A	139,300	5,180,567
Independent Bank Corp.	103,200	3,960,816
MarketAxess Holdings, Inc.	160,175	8,659,061
Texas Capital Bancshares, Inc. (a)	148,250	7,998,088
Tompkins Financial Corp.	32,000	1,541,760
Trustmark Corp.	184,600	4,557,774
UMB Financial Corp.	124,900	7,917,411
Umpqua Holdings Corp.	270,825	4,853,184
Virtus Investment Partners, Inc. (a)	26,005	5,506,559

		99,356,346

Health Care (13.2%)
Bio-Reference Labs, Inc. (a)	179,100	5,412,402
Bruker Corp. (a)	415,900	10,093,893
Cantel Medical Corp.	107,150	3,923,833
Computer Programs & Systems, Inc.	97,250	6,185,100
CorVel Corp. (a)	40,533	1,831,281
Cyberonics, Inc. (a)	53,575	3,346,295
Haemonetics Corp. (a)	131,325	4,633,146
ICU Medical, Inc. (a)	90,550	5,506,346
IPC The Hospitalist Co. (a)	119,100	5,266,602
Meridian Bioscience, Inc.	190,025	3,922,116
Techne Corp.	29,775	2,756,272
Thoratec Corp. (a)	153,250	5,342,295

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Health Care, continued
West Pharmaceutical Services, Inc.	229,000	9,659,219

		67,878,800

Industrials (16.6%)
Apogee Enterprises, Inc.	82,350	2,870,721
Chart Industries, Inc. (a)	57,575	4,763,756
CLARCOR, Inc.	150,225	9,291,415
ESCO Technologies, Inc.	109,175	3,781,822
Franklin Electric Co., Inc.	166,175	6,701,838
Gentherm, Inc. (a)	194,025	8,624,411
Herman Miller, Inc.	73,425	2,220,372
Hub Group, Inc., Class A (a)	160,750	8,101,800
Lindsay Manufacturing Co.	63,675	5,378,627
Polypore International, Inc. (a)	109,175	5,210,923
Team, Inc. (a)	123,000	5,045,460
Tennant Co.	106,232	8,107,626
UniFirst Corp.	66,500	7,049,000
Watts Water Technologies, Inc., Class A	133,350	8,231,696

		85,379,467

Information Technology (19.6%)
Blackbaud, Inc.	109,150	3,901,021
Coherent, Inc. (a)	75,425	4,990,872
CommVault Systems, Inc. (a)	97,200	4,779,324
Fortinet, Inc. (a)	230,825	5,800,632
InterDigital, Inc.	120,075	5,739,585
IPG Photonics Corp. (a)	137,900	9,487,520
Mellanox Technologies Ltd. (a)	156,225	5,446,004
Plantronics, Inc.	151,225	7,266,360
Polycom, Inc. (a)	358,175	4,487,933
Power Integrations, Inc.	127,000	7,307,580
Riverbed Technology, Inc. (a)	268,925	5,547,923
Sapient Corp. (a)	388,025	6,305,406
SolarWinds, Inc. (a)	130,100	5,029,666
Syntel, Inc. (a)	72,925	6,268,633
TIBCO Software, Inc. (a)	120,050	2,421,409
Ubiquiti Networks, Inc. (a)	145,675	6,583,053
WEX, Inc. (a)	99,000	10,392,030

		101,754,951

Materials (5.2%)
Calgon Carbon Corp. (a)	233,225	5,207,914
Commercial Metals Co.	291,000	5,037,210
Minerals Technologies, Inc.	154,000	10,099,320
Quaker Chemical Corp.	87,000	6,680,730

		27,025,174

Real Estate Investment Trusts (2.2%)
BioMed Realty Trust, Inc. REIT	201,975	4,409,114
DuPont Fabros Technology, Inc. REIT	263,000	7,090,480

		11,499,594

Utilities (3.6%)
American States Water Co.	172,125	5,719,714
New Jersey Resources Corp.	143,900	8,225,324
South Jersey Industries, Inc.	74,000	4,470,340

		18,415,378

TOTAL COMMON STOCKS (Cost $383,726,958)		512,904,181

See Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	3,497,680	3,497,680

TOTAL INVESTMENT COMPANIES (Cost $3,497,680)		3,497,680

Total Investments (Cost $387,224,638)(c) — 100.1%		516,401,861
Liabilities in excess of other assets — (0.1)%		(652,613)

NET ASSETS — 100.0%		$515,749,248

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (77.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.6%)
Advance Auto Parts, Inc.	6,500	876,980
Autoliv, Inc.	7,000	746,060
DIRECTV (a)	7,800	663,078
McDonald’s Corp.	10,000	1,007,400
NIKE, Inc., Class B	18,000	1,395,900
Omnicom Group, Inc.	13,000	925,860
Ross Stores, Inc.	13,000	859,690
The Home Depot, Inc.	2,000	161,920
Time Warner Cable, Inc.	8,500	1,252,050

		7,888,938

Consumer Staples (9.6%)
Colgate-Palmolive Co.	15,700	1,070,426
Costco Wholesale Corp.	9,200	1,059,472
General Mills, Inc.	17,000	893,180
Nestle SA, Sponsored ADR	15,000	1,165,050
PepsiCo, Inc.	14,000	1,250,760
Procter & Gamble Co.	14,000	1,100,260
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	910,000
SYSCO Corp.	10,000	374,500

		7,823,648

Energy (6.3%)
Apache Corp.	12,000	1,207,440
BG Group PLC, Sponsored ADR	43,000	918,050
ConocoPhillips	20,000	1,714,600
Core Laboratories NV	4,800	801,888
Denbury Resources, Inc.	29,500	544,570

		5,186,548

Financials (11.8%)
American Express Co.	10,000	948,700
Chubb Corp.	11,000	1,013,870
Cincinnati Financial Corp.	22,000	1,056,880
Comerica, Inc.	17,000	852,720
Commerce Bancshares, Inc.	15,750	732,375
JPMorgan Chase & Co.	18,250	1,051,565
PNC Financial Services Group, Inc.	12,000	1,068,600
State Street Corp.	9,000	605,340
T. Rowe Price Group, Inc.	17,000	1,434,970
US Bancorp	20,000	866,400

		9,631,420

Health Care (10.9%)
Becton, Dickinson & Co.	10,000	1,183,000
C.R. Bard, Inc.	7,500	1,072,575
DENTSPLY International, Inc.	19,000	899,650
Edwards Lifesciences Corp. (a)	6,500	557,960
Johnson & Johnson, Inc.	12,000	1,255,440
Medtronic, Inc.	13,500	860,760
Mettler-Toledo International, Inc. (a)	3,100	784,858
Roche Holding AG, Sponsored ADR	24,000	895,200
Stryker Corp.	9,500	801,040
Waters Corp. (a)	6,000	626,640

		8,937,123

Industrials (12.3%)
3M Co.	8,500	1,217,540
Deere & Co.	9,500	860,225
Donaldson Co., Inc.	24,000	1,015,680
Emerson Electric Co.	20,000	1,327,200
Expeditors International of Washington, Inc.	7,000	309,120

COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Industrials, continued
Illinois Tool Works, Inc.	17,000	1,488,520
Lincoln Electric Holdings, Inc.	11,500	803,620
Union Pacific Corp.	7,600	758,100
United Parcel Service, Inc., Class B	10,000	1,026,600
W.W. Grainger, Inc.	4,650	1,182,356

		9,988,961

Information Technology (13.5%)
Accenture PLC, Class A	11,500	929,660
Apple, Inc.	16,800	1,561,224
Automatic Data Processing, Inc.	13,000	1,030,640
Cisco Systems, Inc.	40,000	994,000
EMC Corp.	30,000	790,200
Google, Inc., Class A (a)	900	526,203
Google, Inc., Class C (a)	900	517,752
Intel Corp.	20,000	618,000
International Business Machines Corp.	5,000	906,350
Microsoft Corp.	31,000	1,292,699
Oracle Corp.	25,000	1,013,250
QUALCOMM, Inc.	9,500	752,400

		10,932,378

Materials (3.2%)
AptarGroup, Inc.	12,000	804,120
Praxair, Inc.	7,000	929,880
Sigma-Aldrich Corp.	9,000	913,320

		2,647,320

TOTAL COMMON STOCKS (Cost $38,701,475)		63,036,336

CORPORATE BONDS (4.3%)
Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	216,074

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	164,970

Financials (2.4%)
American Express Co., 2.65%, 12/2/22	287,000	280,391
American Express Co., 7.00%, 3/19/18	250,000	297,537
Calvert Social Investment Fund, 0.75%, 8/31/14, MTN (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	248,824
International Finance Corp., 0.63%, 11/15/16	250,000	249,524
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	260,714
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	337,112
North American Development Bank, 4.38%, 2/1/20	100,000	110,922
Wachovia Corp., 5.75%, 6/15/17	100,000	113,159

		1,973,183

Health Care (0.2%)
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	162,069

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	75,667

Information Technology (0.7%)
Apple, Inc., 2.85%, 5/6/21	350,000	353,562
Oracle Corp., 5.75%, 4/15/18	200,000	230,029

		583,591

See Notes to Schedules of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Materials (0.3%)
Sigma-Aldrich Corp., 3.38%, 11/1/20	200,000	210,367

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	113,258

TOTAL CORPORATE BONDS (Cost $3,306,781)		3,499,179

MUNICIPAL BONDS (0.9%)
Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 8/4/14 @ 100	200,000	200,400

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	160,808

Oregon (0.1%):
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	101,175

Wisconsin (0.4%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	269,555

TOTAL MUNICIPAL BONDS (Cost $701,259)		731,938

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.3%)
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	297,342

Federal Home Loan Bank
0.50%, 11/20/15	250,000	250,649
0.63%, 12/28/16	1,000,000	999,727
0.88%, 12/12/14	1,500,000	1,505,208
2.50%, 3/11/22	200,000	200,647
2.88%, 6/14/24	1,000,000	997,720
5.25%, 12/11/20	200,000	237,404
5.25%, 8/15/22	1,000,000	1,197,853
5.50%, 7/15/36	700,000	897,505

		6,286,713

Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,003,714
2.38%, 1/13/22	1,400,000	1,398,204

		2,401,918

Federal National Mortgage Association
0.88%, 8/28/14	1,000,000	1,001,284
0.88%, 12/20/17	1,000,000	992,819

		1,994,103

Government National Mortgage Association
4.00%, 9/15/40	123,601	132,278
4.00%, 9/15/41	426,246	456,169
6.50%, 5/15/32	23,412	26,622

		615,069

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	262,935	277,212
1.25%, 7/15/20	1,358,675	1,490,196

		1,767,408

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,008,267)		13,362,553

INVESTMENT COMPANIES (2.4%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	1,998,012	1,998,012

TOTAL INVESTMENT COMPANIES (Cost $1,998,012)		1,998,012

Total Investments (Cost $57,715,794)(d) — 101.1%		82,628,018
Liabilities in excess of other assets — (1.1)%		(874,609)

NET ASSETS — 100.0%		$81,753,409

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of June 30, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Equity Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (99.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.3%)
Advance Auto Parts, Inc.	13,000	1,753,960
Autoliv, Inc.	16,000	1,705,280
DIRECTV (a)	18,000	1,530,180
McDonald’s Corp.	25,000	2,518,500
NIKE, Inc., Class B	41,000	3,179,550
Nordstrom, Inc.	20,000	1,358,600
Omnicom Group, Inc.	28,000	1,994,160
Ross Stores, Inc.	29,000	1,917,770
The TJX Cos., Inc.	3,000	159,450
Time Warner Cable, Inc.	18,000	2,651,400

		18,768,850

Consumer Staples (11.9%)
Colgate-Palmolive Co.	40,000	2,727,200
Costco Wholesale Corp.	21,000	2,418,360
General Mills, Inc.	40,000	2,101,600
Nestle SA, Sponsored ADR	36,000	2,796,120
PepsiCo, Inc.	35,000	3,126,900
Procter & Gamble Co.	36,000	2,829,240
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	2,275,000

		18,274,420

Energy (7.7%)
Apache Corp.	24,000	2,414,880
BG Group PLC, Sponsored ADR	105,000	2,241,750
ConocoPhillips	45,000	3,857,850
Core Laboratories NV	12,000	2,004,720
Denbury Resources, Inc.	70,000	1,292,200

		11,811,400

Financials (16.1%)
American Express Co.	20,000	1,897,400
BB&T Corp.	40,000	1,577,200
Chubb Corp.	23,000	2,119,910
Cincinnati Financial Corp.	50,000	2,402,000
Comerica, Inc.	41,000	2,056,560
Commerce Bancshares, Inc.	29,400	1,367,100
JPMorgan Chase & Co.	44,000	2,535,280
Northern Trust Corp.	15,000	963,150
PNC Financial Services Group, Inc.	26,000	2,315,300
State Street Corp.	23,000	1,546,980
T. Rowe Price Group, Inc.	43,000	3,629,630
US Bancorp	50,000	2,166,000

		24,576,510

Health Care (13.7%)
Becton, Dickinson & Co.	25,000	2,957,500
C.R. Bard, Inc.	13,000	1,859,130
DENTSPLY International, Inc.	35,000	1,657,250
Edwards Lifesciences Corp. (a)	12,000	1,030,080
Express Scripts Holding Co. (a)	20,000	1,386,600
Johnson & Johnson, Inc.	28,000	2,929,360
Medtronic, Inc.	29,000	1,849,040
Mettler-Toledo International, Inc. (a)	7,000	1,772,260
Roche Holding AG, Sponsored ADR	60,000	2,238,000
Stryker Corp.	20,000	1,686,400
Waters Corp. (a)	15,000	1,566,600

		20,932,220

Industrials (15.9%)
3M Co.	19,000	2,721,560
ABB, Ltd., Sponsored ADR	55,000	1,266,100
Deere & Co.	22,000	1,992,100

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Donaldson Co., Inc.	60,000	2,539,200
Emerson Electric Co.	42,000	2,787,120
Hubbell, Inc., Class B	10,000	1,231,500
Illinois Tool Works, Inc.	30,000	2,626,800
Lincoln Electric Holdings, Inc.	25,000	1,747,000
Union Pacific Corp.	24,000	2,394,000
United Parcel Service, Inc., Class B	20,000	2,053,200
W.W. Grainger, Inc.	12,000	3,051,240

		24,409,820

Information Technology (16.4%)
Accenture PLC, Class A	28,500	2,303,940
Apple, Inc.	35,000	3,252,550
Automatic Data Processing, Inc.	32,000	2,536,960
Cisco Systems, Inc.	95,000	2,360,750
EMC Corp.	75,000	1,975,500
Google, Inc., Class A (a)	2,600	1,520,142
Google, Inc., Class C (a)	2,400	1,380,672
International Business Machines Corp.	10,500	1,903,335
Microsoft Corp.	85,000	3,544,500
Oracle Corp.	60,000	2,431,800
QUALCOMM, Inc.	25,000	1,980,000

		25,190,149

Materials (5.3%)
AptarGroup, Inc.	27,000	1,809,270
PPG Industries, Inc.	8,000	1,681,200
Praxair, Inc.	18,000	2,391,120
Sigma-Aldrich Corp.	22,000	2,232,560

		8,114,150

TOTAL COMMON STOCKS (Cost $91,495,293)		152,077,519

INVESTMENT COMPANIES (0.6%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares,
0.00% (b)	947,244	947,244

TOTAL INVESTMENT COMPANIES (Cost $947,244)		947,244

Total Investments (Cost $92,442,537)(c) — 99.9%		153,024,763
Other assets in excess of liabilities — 0.1%		99,330

NET ASSETS — 100.0%		$153,124,093

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Midcap Fund
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.5%)
Advance Auto Parts, Inc.	3,900	526,188
Autoliv, Inc.	5,575	594,184
Family Dollar Stores, Inc.	6,750	446,445
Hasbro, Inc.	8,225	436,336
LKQ Corp. (a)	8,850	236,207
Nordstrom, Inc.	8,850	601,181
Omnicom Group, Inc.	8,100	576,882
O’Reilly Automotive, Inc. (a)	3,975	598,635
Ross Stores, Inc.	8,925	590,209
Williams Sonoma, Inc.	4,025	288,915

		4,895,182

Consumer Staples (6.8%)
Campbell Soup Co.	8,700	398,547
Church & Dwight Co., Inc.	10,325	722,233
McCormick & Co., Inc.	6,650	476,074
The Clorox Co.	5,875	536,975

		2,133,829

Energy (7.5%)
Cabot Oil & Gas Corp.	5,750	196,305
Core Laboratories NV	2,000	334,120
Denbury Resources, Inc.	25,800	476,268
Dresser-Rand Group, Inc. (a)	3,800	242,174
Energen Corp.	4,400	391,072
FMC Technologies, Inc. (a)	7,950	485,507
Oceaneering International, Inc.	3,200	250,016

		2,375,462

Financials (15.2%)
Bank of Hawaii Corp.	3,725	218,620
BOK Financial Corp.	4,925	328,005
Cincinnati Financial Corp.	10,100	485,204
Comerica, Inc.	6,900	346,104
Commerce Bancshares, Inc.	6,702	311,643
Cullen/Frost Bankers, Inc.	4,400	349,448
East West Bancorp, Inc.	7,875	275,546
Eaton Vance Corp.	9,125	344,834
HCC Insurance Holdings	6,100	298,534
Jones Lang LaSalle, Inc.	2,850	360,212
Northern Trust Corp.	9,375	601,969
SEI Investments Co.	8,725	285,918
Signature Bank (a)	1,800	227,124
T. Rowe Price Group, Inc.	4,175	352,412

		4,785,573

Health Care (12.6%)
C.R. Bard, Inc.	4,425	632,818
DENTSPLY International, Inc.	8,625	408,394
Edwards Lifesciences Corp. (a)	4,525	388,426
Haemonetics Corp. (a)	6,025	212,562
Laboratory Corp. of America Holdings (a)	2,750	281,600
MEDNAX, Inc. (a)	4,325	251,499
Mettler-Toledo International, Inc. (a)	1,825	462,054
ResMed, Inc.	4,425	224,038
The Cooper Companies, Inc.	2,425	328,660
Varian Medical Systems, Inc. (a)	3,650	303,461
Waters Corp. (a)	4,450	464,758

		3,958,270

Industrials (16.7%)
AMETEK, Inc.	8,725	456,143
CLARCOR, Inc.	5,175	320,074
Donaldson Co., Inc.	14,775	625,278

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials, continued
Dover Corp.	3,175	288,766
Expeditors International of Washington, Inc.	6,350	280,416
Graco, Inc.	3,000	234,240
Hubbell, Inc., Class B	3,925	483,364
IDEX Corp.	4,275	345,164
Lincoln Electric Holdings, Inc.	6,300	440,244
Nordson Corp.	5,425	435,031
W.W. Grainger, Inc.	2,475	629,317
Wabtec Corp.	8,500	702,014

		5,240,051

Information Technology (13.4%)
Check Point Software Technologies Ltd. (a)	8,175	547,970
Citrix Systems, Inc. (a)	7,575	473,816
F5 Networks, Inc. (a)	4,450	495,908
Factset Research Systems, Inc.	4,150	499,162
Fiserv, Inc. (a)	6,350	383,032
NetApp, Inc.	11,225	409,937
Paychex, Inc.	7,875	327,285
Syntel, Inc. (a)	4,425	380,373
Teradata Corp. (a)	8,650	347,730
TIBCO Software, Inc. (a)	17,775	358,522

		4,223,735

Materials (5.5%)
AptarGroup, Inc.	8,125	544,456
International Flavors & Fragrances, Inc.	4,925	513,579
Sigma-Aldrich Corp.	6,700	679,916

		1,737,951

Real Estate Investment Trusts (1.6%)
BioMed Realty Trust, Inc. REIT	11,225	245,042
Digital Realty Trust, Inc. REIT	4,425	258,066

		503,108

Utilities (3.6%)
AGL Resources, Inc.	5,125	282,029
Northeast Utilities	7,833	370,266
Questar Corp.	19,500	483,600

		1,135,895

TOTAL COMMON STOCKS (Cost $22,525,067)		30,989,056

INVESTMENT COMPANIES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	500,398	500,398

TOTAL INVESTMENT COMPANIES (Cost $500,398)		500,398

Total Investments (Cost $23,025,465)(c) — 100.0%		31,489,454
Other assets in excess of liabilities — 0.0%		874

NET ASSETS — 100.0%		$31,490,328

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Walden SMID Cap Innovations
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (98.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.7%)
Bright Horizons Family Solutions, Inc. (a)	6,575	282,331
Columbia Sportswear Co.	2,400	198,360
Dorman Products, Inc. (a)	5,675	279,891
DSW, Inc., Class A	9,050	252,857
Hibbett Sports, Inc. (a)	4,775	258,662
Life Time Fitness, Inc. (a)	4,725	230,297
Tenneco, Inc. (a)	4,300	282,510
Texas Roadhouse, Inc.	4,550	118,300
Tumi Holdings, Inc. (a)	11,825	238,037
Vitamin Shoppe, Inc. (a)	7,250	311,895
Williams Sonoma, Inc.	4,700	337,365
Wolverine World Wide, Inc.	12,500	325,750

		3,116,255

Consumer Staples (2.7%)
Darling International, Inc. (a)	10,000	209,000
United Natural Foods, Inc. (a)	3,260	212,226
Whitewave Food Co., Class A (a)	9,125	295,376

		716,602

Energy (6.4%)
CARBO Ceramics, Inc.	3,100	477,772
Denbury Resources, Inc.	20,125	371,508
Dresser-Rand Group, Inc. (a)	2,075	132,240
Forum Energy Technologies, Inc. (a)	10,500	382,515
Geospace Technologies Corp. (a)	2,830	155,876
RPC, Inc.	8,400	197,316

		1,717,227

Financials (20.4%)
Artisan Partners Asset Management, Inc.	3,075	174,291
Bank of Hawaii Corp.	5,525	324,262
BOK Financial Corp.	1,875	124,875
City National Corp.	1,675	126,898
Cohen & Steers, Inc.	4,550	197,379
Commerce Bancshares, Inc.	5,425	252,263
Coresite Realty Corp.	5,025	166,177
Cullen/Frost Bankers, Inc.	2,425	192,594
East West Bancorp, Inc.	11,800	412,881
Eaton Vance Corp.	6,925	261,696
Encore Capital Group, Inc. (a)	8,150	370,173
HCC Insurance Holdings	2,875	140,703
Jones Lang LaSalle, Inc.	4,175	527,678
LPL Financial Holdings, Inc.	2,975	147,977
MarketAxess Holdings, Inc.	5,350	289,221
SEI Investments Co.	8,625	282,641
Signature Bank (a)	2,950	372,231
SVB Financial Group (a)	3,400	396,507
Texas Capital Bancshares, Inc. (a)	3,300	178,035
UMB Financial Corp.	3,475	220,280
Virtus Investment Partners, Inc. (a)	1,200	254,100

		5,412,862

Health Care (10.8%)
Bio-Reference Labs, Inc. (a)	9,025	272,735
Bruker Corp. (a)	17,075	414,409
Centene Corp. (a)	2,700	204,147
Cyberonics, Inc. (a)	1,625	101,498
DENTSPLY International, Inc.	5,525	261,609
Haemonetics Corp. (a)	4,075	143,766
ICU Medical, Inc. (a)	3,475	211,315
MEDNAX, Inc. (a)	4,300	250,045
Meridian Bioscience, Inc.	8,750	180,600
Techne Corp.	1,250	115,713

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Health Care, continued
The Cooper Companies, Inc.	1,250	169,413
Thoratec Corp. (a)	6,175	215,261
West Pharmaceutical Services, Inc.	8,150	343,766

		2,884,277

Industrials (17.1%)
Chart Industries, Inc. (a)	1,700	140,658
CLARCOR, Inc.	5,350	330,898
Donaldson Co., Inc.	8,900	376,648
Franklin Electric Co., Inc.	5,450	219,799
Genesee & Wyoming, Inc., Class A (a)	3,000	315,000
Gentherm, Inc. (a)	3,700	164,465
Hub Group, Inc., Class A (a)	4,920	247,968
Hubbell, Inc., Class B	1,950	240,143
IDEX Corp.	2,450	197,813
Lincoln Electric Holdings, Inc.	3,875	270,785
Lindsay Manufacturing Co.	2,725	230,181
Middleby Corp. (a)	3,525	291,588
Nordson Corp.	3,475	278,660
Polypore International, Inc. (a)	4,400	210,012
UniFirst Corp.	1,700	180,200
Wabtec Corp.	6,000	495,539
Watts Water Technologies, Inc., Class A	6,200	382,726

		4,573,083

Information Technology (16.2%)
Blackbaud, Inc.	3,050	109,007
Coherent, Inc. (a)	1,875	124,069
CommVault Systems, Inc. (a)	3,050	149,969
F5 Networks, Inc. (a)	1,525	169,946
Factset Research Systems, Inc.	2,500	300,700
Fortinet, Inc. (a)	11,700	294,021
InterDigital, Inc.	3,325	158,935
IPG Photonics Corp. (a)	4,825	331,960
Mellanox Technologies Ltd. (a)	5,800	202,188
Plantronics, Inc.	5,200	249,859
Polycom, Inc. (a)	15,850	198,601
Power Integrations, Inc.	3,300	189,882
Riverbed Technology, Inc. (a)	10,025	206,816
Sapient Corp. (a)	17,475	283,969
SolarWinds, Inc. (a)	5,275	203,932
Syntel, Inc. (a)	2,700	232,092
TIBCO Software, Inc. (a)	11,500	231,955
Ubiquiti Networks, Inc. (a)	7,400	334,405
WEX, Inc. (a)	3,420	358,997

		4,331,303

Materials (6.7%)
AptarGroup, Inc.	6,000	402,060
Calgon Carbon Corp. (a)	14,050	313,737
Commercial Metals Co.	12,300	212,913
International Flavors & Fragrances, Inc.	4,225	440,583
Minerals Technologies, Inc.	6,600	432,828

		1,802,121

Real Estate Investment Trusts (1.8%)
BioMed Realty Trust, Inc. REIT	9,875	215,571
Digital Realty Trust, Inc. REIT	4,775	278,478

		494,049

Utilities (4.5%)
AGL Resources, Inc.	4,475	246,259
American States Water Co.	9,450	314,024
New Jersey Resources Corp.	4,225	241,501

See Notes to Schedules of Portfolio Investments

Walden SMID Cap Innovations
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
Questar Corp.	16,425	407,340

		1,209,124

TOTAL COMMON STOCKS (Cost $21,108,395)		26,256,903

INVESTMENT COMPANIES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	459,016	459,016

TOTAL INVESTMENT COMPANIES (Cost $459,016)		459,016

Total Investments (Cost $21,567,411)(c) — 100.0%		26,715,919
Liabilities in excess of other assets — 0.0%		(3,936)

NET ASSETS — 100.0%		$26,711,983

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.1%)
Bright Horizons Family Solutions, Inc. (a)	13,000	558,220
Columbia Sportswear Co.	15,500	1,281,075
Dorman Products, Inc. (a)	23,500	1,159,020
DSW, Inc., Class A	35,500	991,870
Hibbett Sports, Inc. (a)	18,000	975,060
Life Time Fitness, Inc. (a)	14,500	706,730
Tenneco, Inc. (a)	24,800	1,629,360
Texas Roadhouse, Inc.	18,500	481,000
Tumi Holdings, Inc. (a)	45,000	905,850
Vitamin Shoppe, Inc. (a)	22,200	955,044
Wolverine World Wide, Inc.	49,000	1,276,940

		10,920,169

Consumer Staples (2.8%)
Darling International, Inc. (a)	45,500	950,950
The Chefs’ Warehouse, Inc. (a)	21,000	415,170
United Natural Foods, Inc. (a)	20,700	1,347,570

		2,713,690

Energy (5.5%)
CARBO Ceramics, Inc.	14,000	2,157,680
Forum Energy Technologies, Inc. (a)	47,200	1,719,496
Geospace Technologies Corp. (a)	18,200	1,002,456
Natural Gas Services Group, Inc. (a)	17,000	562,020

		5,441,652

Financials (19.2%)
Bank of Hawaii Corp.	34,000	1,995,460
BBCN Bancorp, Inc.	51,000	813,450
City National Corp.	6,300	477,288
Cohen & Steers, Inc.	30,500	1,323,090
Coresite Realty Corp.	30,000	992,100
Dime Community Bancshares, Inc.	29,000	457,910
Eagle Bancorp, Inc. (a)	15,700	529,875
Encore Capital Group, Inc. (a)	36,500	1,657,830
First Financial Bankshares, Inc.	14,000	439,180
First NBC Bank Holding Co. (a)	19,500	653,445
HFF, Inc., Class A	26,500	985,535
Independent Bank Corp.	19,500	748,410
MarketAxess Holdings, Inc.	29,800	1,610,988
Texas Capital Bancshares, Inc. (a)	27,000	1,456,650
Tompkins Financial Corp.	6,200	298,716
Trustmark Corp.	35,100	866,619
UMB Financial Corp.	23,700	1,502,343
Umpqua Holdings Corp.	51,800	928,256
Virtus Investment Partners, Inc. (a)	5,175	1,095,806

		18,832,951

Health Care (13.2%)
Bio-Reference Labs, Inc. (a)	34,200	1,033,524
Bruker Corp. (a)	79,000	1,917,330
Cantel Medical Corp.	20,800	761,696
Computer Programs & Systems, Inc.	19,000	1,208,400
CorVel Corp. (a)	7,850	354,663
Cyberonics, Inc. (a)	10,000	624,600
Haemonetics Corp. (a)	24,700	871,416
ICU Medical, Inc. (a)	17,300	1,052,013
IPC The Hospitalist Co. (a)	23,000	1,017,060
Meridian Bioscience, Inc.	36,500	753,360
Techne Corp.	5,600	518,392
Thoratec Corp. (a)	29,000	1,010,940
West Pharmaceutical Services, Inc.	43,000	1,813,740

		12,937,134

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Industrials (16.6%)
Apogee Enterprises, Inc.	15,000	522,900
Chart Industries, Inc. (a)	11,400	943,236
CLARCOR, Inc.	28,700	1,775,095
ESCO Technologies, Inc.	20,900	723,976
Franklin Electric Co., Inc.	31,500	1,270,395
Gentherm, Inc. (a)	37,000	1,644,650
Herman Miller, Inc.	14,000	423,360
Hub Group, Inc., Class A (a)	30,700	1,547,280
Lindsay Manufacturing Co.	12,000	1,013,640
Polypore International, Inc. (a)	21,000	1,002,330
Team, Inc. (a)	23,200	951,664
Tennant Co.	20,000	1,526,400
UniFirst Corp.	13,100	1,388,600
Watts Water Technologies, Inc., Class A	25,500	1,574,115

		16,307,641

Information Technology (19.7%)
Blackbaud, Inc.	21,000	750,540
Coherent, Inc. (a)	14,700	972,699
CommVault Systems, Inc. (a)	12,000	590,040
Fortinet, Inc. (a)	43,000	1,080,590
InterDigital, Inc.	23,300	1,113,740
IPG Photonics Corp. (a)	27,000	1,857,600
Mellanox Technologies Ltd. (a)	30,500	1,063,230
Plantronics, Inc.	28,700	1,379,036
Polycom, Inc. (a)	69,000	864,570
Power Integrations, Inc.	24,900	1,432,746
Riverbed Technology, Inc. (a)	52,000	1,072,760
Sapient Corp. (a)	72,000	1,170,000
SolarWinds, Inc. (a)	19,500	753,870
Syntel, Inc. (a)	14,500	1,246,420
TIBCO Software, Inc. (a)	31,000	625,270
Ubiquiti Networks, Inc. (a)	28,000	1,265,320
WEX, Inc. (a)	18,800	1,973,436

		19,211,867

Materials (5.1%)
Calgon Carbon Corp. (a)	44,500	993,685
Commercial Metals Co.	52,000	900,120
Minerals Technologies, Inc.	28,000	1,836,240
Quaker Chemical Corp.	17,000	1,305,430

		5,035,475

Real Estate Investment Trusts (2.2%)
BioMed Realty Trust, Inc. REIT	38,500	840,455
DuPont Fabros Technology, Inc. REIT	49,700	1,339,912

		2,180,367

Utilities (3.6%)
American States Water Co.	33,000	1,096,590
New Jersey Resources Corp.	27,500	1,571,900
South Jersey Industries, Inc.	13,700	827,617

		3,496,107

TOTAL COMMON STOCKS (Cost $71,872,072)		97,077,053

INVESTMENT COMPANIES (0.0%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	10,888	10,888

TOTAL INVESTMENT COMPANIES (Cost $10,888)		10,888

Total Investments (Cost $71,882,960)(c) — 99.0%		97,087,941
Other assets in excess of liabilities — 1.0%		990,421

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations
Schedule of Portfolio Investments	June 30, 2014 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

NET ASSETS — 100.0%		$98,078,362

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2014 (Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

2. Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Funds’ investments based on the three levels defined above:

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2014 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Boston Trust Asset Management Fund
Common Stocks[1]	$277,130,749	$—	$277,130,749
Corporate Bonds[1]	—	11,122,419	11,122,419
Municipal Bonds[2]	—	6,727,852	6,727,852
U.S. Government & U.S. Government Agency Obligations	—	42,316,963	42,316,963
Investment Companies	19,680,178	—	19,680,178

Total	296,810,927	60,167,234	356,978,161

Boston Trust Equity Fund
Common Stocks[1]	103,112,285	—	103,112,285
Investment Companies	1,382,656	—	1,382,656

Total	104,494,941	—	104,494,941

Boston Trust Midcap Fund
Common Stocks[1]	42,361,840	—	42,361,840
Investment Companies	995,462	—	995,462

Total	43,357,302	—	43,357,302

Boston Trust SMID Cap Fund
Common Stocks[1]	4,884,944	—	4,884,944
Investment Companies	28,591	—	28,591

Total	4,913,535	—	4,913,535

Boston Trust Small Cap Fund
Common Stocks[1]	512,904,181	—	512,904,181
Investment Companies	3,497,680	—	3,497,680

Total	516,401,861	—	516,401,861

Walden Asset Management Fund
Common Stocks[1]	63,036,336	—	63,036,336
Corporate Bonds[1]	—	3,499,179	3,499,179
Municipal Bonds[2]	—	731,938	731,938
U.S. Government & U.S. Government Agency Obligations	—	13,362,553	13,362,553
Investment Companies	1,998,012	—	1,998,012

Total	65,034,348	17,593,670	82,628,018

Walden Equity Fund
Common Stocks[1]	152,077,519	—	152,077,519
Investment Companies	947,244	—	947,244

Total	153,024,763	—	153,024,763

Walden Midcap Fund
Common Stocks[1]	30,989,056	—	30,989,056
Investment Companies	500,398	—	500,398

Total	31,489,454	—	31,489,454

Walden SMID Cap Innovations Fund
Common Stocks[1]	26,256,903	—	26,256,903
Investment Companies	459,016	—	459,016

Total	26,715,919	—	26,715,919

Walden Small Cap Innovations Fund
Common Stocks[1]	97,077,053	—	97,077,053
Investment Companies	10,888	—	10,888

Total	97,087,941	—	97,087,941

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of June 30, 2014, from the valuation input levels used on March 31, 2014. The Funds did not hold any Level 3 securities during the period ended June 30, 2014.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2014 (Unaudited)

3. Federal Tax Information

At June 30, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Boston Trust Asset Management Fund	$220,078,720	$137,057,508	$(158,067)	$136,899,441
Boston Trust Equity Fund	53,517,001	51,129,683	(151,743)	50,977,940
Boston Trust Midcap Fund	26,392,119	17,062,474	(97,291)	16,965,183
Boston Trust SMID Cap Fund	3,733,825	1,259,539	(79,829)	1,179,710
Boston Trust Small Cap Fund	387,119,015	141,035,901	(11,753,055)	129,282,846
Walden Asset Management Fund	57,754,147	25,013,989	(140,118)	24,873,871
Walden Equity Fund	92,449,441	60,805,080	(229,758)	60,575,322
Walden Midcap Fund	23,027,326	8,671,613	(209,485)	8,462,128
Walden SMID Cap Innovations Fund	21,578,426	5,609,355	(471,862)	5,137,493
Walden Small Cap Innovations Fund	71,848,919	27,263,410	(2,024,388)	25,239,022

4. Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Boston Trust & Walden Funds

By (Signature and Title)*  /s/  Lucia Santini
                                                 Lucia Santini, President

Date  8/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Lucia Santini
                                                 Lucia Santini, President

Date  8/28/14

By (Signature and Title)*  /s/  Jennifer Ellis
                                                 Jennifer Ellis, Treasurer

Date  8/28/14